Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 Segment	Dec. 31, 2024 USD ($) CarbonOffsets Segment	Dec. 31, 2023 USD ($)	Sep. 21, 2023 USD ($) CarbonOffsets	Sep. 18, 2023
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Restricted cash		$ 1,700,000	$ 6,100,000
Provision for allowance for credit losses		500,000	6,000
Allowance for credit losses		600,000	100,000
Allowance for obsolete items		0
Number of carbon offsets | CarbonOffsets				54,000
Intangible asset cost		$ 0	400,000	$ 500,000
Useful life				36 months
Number of remaining unpaid carbon offsets | CarbonOffsets		36,000
Accumulated amortization		$ 300,000	38,000
Amortization expense		2,900,000	800,000
Deferred maintenance costs		1,100,000	1,700,000
Property and equipment depreciation		1,800,000	900,000
Impairment losses		$ 0	0
Percentage of deposit by charter customers upon signing contract		10.00%
Number of operating segment | Segment	1	1
Number of reportable segment | Segment	1	1
Charter Air Solutions, LLC (Top Flight)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of share acquired					80.00%
Prepaid Expenses and Other Current Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Lessor maintenance deposits			$ 900,000
Deferred Costs and Other Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Lessor maintenance deposits		$ 2,100,000